PROVISIONS - Summary (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
PROVISIONS
Beginning balance	$ 10,582	$ 9,307
Liabilities incurred	412	1,173
Change in discount rate	(1,260)	402
Changes in estimates	(101)	(334)
Liabilities settled	(321)	(242)
Accretion	304	278
Asset disposals	(61)
Foreign exchange		(2)
Ending balance	9,555	10,582
Less: current portion	(779)	(527)
Non-current provisions	8,776	10,055
Provisions for transportation expense before tax	187
Provisions for transportation expense after tax	142
Provisions For restructuring	88
Decommissioning and Restoration
PROVISIONS
Beginning balance	10,044	8,898
Liabilities incurred	104	967
Change in discount rate	(1,260)	402
Changes in estimates	(76)	(268)
Liabilities settled	(263)	(231)
Accretion	304	278
Asset disposals	(61)
Foreign exchange		(2)
Ending balance	8,792	10,044
Less: current portion	(266)	(250)
Non-current provisions	8,526	9,794
Total undiscounted amount of estimated future cash flows required	$ 13,800	$ 14,100
Weighted average credit adjusted risk free interest rate	3.70	3.10
Decommissioning and restoration provision settlement term	50 years
Royalties
PROVISIONS
Beginning balance	$ 71	$ 133
Liabilities incurred	137	16
Changes in estimates	(12)	(71)
Liabilities settled	26	(7)
Ending balance	222	71
Less: current portion	(222)	(71)
Other
PROVISIONS
Beginning balance	467	276
Liabilities incurred	171	190
Changes in estimates	(13)	5
Liabilities settled	(84)	(4)
Ending balance	541	467
Less: current portion	(291)	(206)
Non-current provisions	$ 250	$ 261